Leases (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Future Minimum Lease Payments Due Under Long-Term Operating Leases
The following is a schedule by year of future minimum lease payments due under Cleco and Cleco Power’s long-term operating leases together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)	CLECO POWER	CLECO
Years ending Dec. 31,
2020	$3,960	$3,994
2021	3,409	3,443
2022	3,256	3,287
2023	3,220	3,249
2024	3,216	3,235
Thereafter	18,618	18,618
Total minimum lease payments	35,679	35,826
Less: amount representing interest	7,086	7,069
Present value of net minimum operating lease payments	$28,593	$28,757
Current liabilities	$2,935	$2,978
Non-current liabilities	$25,658	$25,779

Summary of Expected Operating Lease Payments
The following table is a summary of expected operating lease payments for Cleco and Cleco Power at December 31, 2018:

(THOUSANDS)	CLECO POWER	CLECO HOLDINGS	TOTAL
Years ending Dec. 31,
2019	$4,030	$120	$4,150
2020	3,890	—	3,890
2021	2,789	—	2,789
2022	1,239	—	1,239
2023	1,214	—	1,214
Thereafter	7,235	—	7,235
Total operating lease payments	$20,397	$120	$20,517

Analysis of Leased Property Under Finance Leases, Supplemental Balance Sheet Information, and Property Associated with Sale Leaseback
The following is an analysis of the leased property under the finance lease:

(THOUSANDS)	AT DEC. 31, 2019	AT DEC. 31, 2018
Barges	$16,800	$16,800
Accumulated amortization	(1,960)	(840)
Net finance lease	$14,840	$15,960
Property associated with the Cottonwood Sale Leaseback was as follows:

(THOUSANDS)	AT DEC. 31, 2019
Property, plant, and equipment	$540,409
Accumulated depreciation	(22,741)
Net property, plant, and equipment	$517,668

Future Minimum Lease Payments Due Under Finance Lease
The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2019:

(THOUSANDS)
Years ending Dec. 31,
2020	$2,203
2021	2,203
2022	2,203
2023	2,203
2024	2,203
Thereafter	17,675
Total minimum lease payments	28,690
Less: amount representing interest	12,829
Present value of net minimum finance lease payments	$15,861
Current liabilities	$617
Non-current liabilities	$15,244

Future Minimum Lease Payments Due Under Finance Lease as of Prior Year
The following is a schedule by year of future minimum lease payments due under the finance lease together with the present value of the net minimum lease payments as of December 31, 2018:

(THOUSANDS)
Years ending Dec. 31,
2019	$2,611
2020	2,611
2021	2,611
2022	2,611
2023	2,611
Thereafter	23,655
Total minimum lease payments	36,710
Less: executory costs	5,817
Net minimum lease payments	30,893
Less: amount representing interest	14,475
Present value of net minimum lease payments	$16,418
Current liabilities	$557
Non-current liabilities	$15,861
The principal amounts payable under the finance lease agreement for each year through 2024 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
For the year ending Dec. 31
2020	$617	$617
2021	$682	$682
2022	$755	$755
2023	$836	$836
2024	$925	$925
Thereafter	$12,046	$12,046

Total Lease Costs, Supplemental Cash Flow Information, and Other Supplemental Information
The following tables reflect total lease costs for Cleco and Cleco Power for the year ended December 31, 2019:

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,303
Variable lease cost	515
Total lease cost	$7,584

Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,528
Variable lease cost	515
Total lease cost	$7,809
The following tables present additional information related to Cleco and Cleco Power’s operating and finance leases as of and for the year ended December 31, 2019:

		AT DEC. 31, 2019
(THOUSANDS)	BALANCE SHEET LINE ITEM	CLECO POWER	CLECO
Supplemental balance sheet information
ROU assets
Operating	Operating lease right of use assets	$28,633	$28,791
Finance	Property, plant, and equipment	14,840	14,840
Total ROU assets		$43,473	$43,631
Current lease liabilities
Operating	Other current liabilities	$2,935	$2,978
Finance	Long-term debt and finance leases due within one year	617	617
Non-current lease liabilities
Operating	Operating lease liabilities	25,658	25,779
Finance	Long-term debt and finance leases, net	15,244	15,244
Total lease liabilities		$44,454	$44,618

Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,203
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,749

Lease Income Under Cottonwood Sale Leaseback
Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Fixed payments	$10,000	$6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability(1)	2,302	1,440
Total lease income	$17,868	$11,258

(1) Consists of the deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy. For more information, see Note 2 — “Business Combinations.”

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was as follows:

(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Fixed payments	$36,667
Variable payments	20,415
Amortization of deferred lease liability(1)	8,438
Total lease income	$65,520

(1) The deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy.

Remaining Minimum Lease Payments To Be Received
The remaining minimum lease payments to be received under the Cottonwood Sale Leaseback are as follows:

(THOUSANDS)
Years ending Dec. 31,
2020	$40,000
2021	40,000
2022	40,000
2023	40,000
2024	40,000
Thereafter	16,667
Total payments	$216,667

CLECO POWER
Lessor, Lease, Description [Line Items]
Total Lease Costs, Supplemental Cash Flow Information, and Other Supplemental Information
Cleco Power
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Finance lease cost
Amortization of ROU assets	$1,120
Interest on lease liabilities	1,646
Operating lease cost	4,303
Variable lease cost	515
Total lease cost	$7,584
Cleco
(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$4,452
Operating cash flows from finance leases	$1,646
Financing cash flows from finance leases	$557
ROU assets obtained in exchange for new lease liabilities	$15,881
	AT DEC. 31, 2019
(THOUSANDS)	CLECO POWER	CLECO
Other supplemental information
Operating leases
Weighted-average remaining lease term	10.8 years	10.8 years
Weighted-average discount rate	4.31%	4.31%
Finance leases
Weighted-average remaining lease term	13.3 years	13.3 years
Weighted-average discount rate	10.18%	10.18%